Consolidated Balance Sheet $ in Millions	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 33,824,000,000	$ 1,105	$ 50,193,000,000
Financial assets at fair value through profit or loss	1,000,000	0	4,000,000
Hedging financial assets	0	0	13,000,000
Contract assets	6,713,000,000	219	6,056,000,000
Trade notes and accounts receivable, net	24,842,000,000	811	24,672,000,000
Receivables from related parties	78,000,000	3	75,000,000
Inventories	11,521,000,000	376	11,316,000,000
Prepayments	2,840,000,000	93	2,398,000,000
Other current monetary assets	20,352,000,000	665	3,619,000,000
Incremental costs of obtaining contracts	211,000,000	7	0
Other current assets	2,822,000,000	92	3,555,000,000
Total current assets	103,204,000,000	3,371	101,901,000,000
NONCURRENT ASSETS
Financial assets at fair value through profit or loss	1,036,000,000	34	1,020,000,000
Financial assets at fair value through other comprehensive income	4,412,000,000	144	3,491,000,000
Investments accounted for using equity method	8,252,000,000	269	6,949,000,000
Contract assets	3,769,000,000	123	3,137,000,000
Property, plant and equipment	292,338,000,000	9,547	291,528,000,000
Right-of-use assets	11,238,000,000	367	11,103,000,000
Investment properties	9,805,000,000	320	9,804,000,000
Intangible assets	72,727,000,000	2,375	79,187,000,000
Deferred income tax assets	2,099,000,000	69	2,197,000,000
Incremental costs of obtaining a contract	939,000,000	31	980,000,000
Net defined benefit assets	5,963,000,000	195	5,266,000,000
Prepayments	3,330,000,000	109	1,728,000,000
Other noncurrent assets	4,629,000,000	151	4,705,000,000
Total noncurrent assets	420,537,000,000	13,734	421,095,000,000
TOTAL	523,741,000,000	17,105	522,996,000,000
CURRENT LIABILITIES
Short-term loans	585,000,000	19	722,000,000
Hedging financial liabilities	0	0	0
Contract liabilities	14,088,000,000	460	13,390,000,000
Trade notes and accounts payable	14,396,000,000	470	16,429,000,000
Payables to related parties	385,000,000	13	539,000,000
Current tax liabilities	6,613,000,000	216	6,999,000,000
Lease liabilities	3,505,000,000	115	3,339,000,000
Other payables	25,257,000,000	825	25,080,000,000
Provisions	337,000,000	11	226,000,000
Current portion of long-term loans	1,600,000,000	52	0
Other current liabilities	984,000,000	32	1,016,000,000
Total current liabilities	67,750,000,000	2,213	67,740,000,000
NONCURRENT LIABILITIES
Long-term loans	0	0	1,600,000,000
Bonds payable	30,483,000,000	996	30,477,000,000
Contract liabilities	7,560,000,000	247	7,674,000,000
Deferred income tax liabilities	2,461,000,000	80	2,301,000,000
Provisions	485,000,000	16	173,000,000
Lease liabilities	7,470,000,000	244	7,334,000,000
Customers’ deposits	5,309,000,000	173	5,157,000,000
Net defined benefit liabilities	2,098,000,000	69	2,285,000,000
Other noncurrent liabilities	7,406,000,000	241	6,726,000,000
Total noncurrent liabilities	63,272,000,000	2,066	63,727,000,000
Total liabilities	131,022,000,000	4,279	131,467,000,000
EQUITY ATTRIBUTABLE TO STOCKHOLDERS OF THE PARENT
Common stocks	77,574,000,000	2,533	77,574,000,000
Additional paid-in capital	149,828,000,000	4,893	149,844,000,000
Retained earnings
Legal reserve	77,574,000,000	2,533	77,574,000,000
Special reserve	2,899,000,000	96	3,084,000,000
Unappropriated earnings	72,059,000,000	2,353	71,268,000,000
Total retained earnings	152,532,000,000	4,982	151,926,000,000
Others	353,000,000	12	(223,000,000)
Total equity attributable to stockholders of the parent	380,287,000,000	12,420	379,121,000,000
NONCONTROLLING INTERESTS	12,432,000,000	406	12,408,000,000
Total equity	392,719,000,000	12,826	391,529,000,000
TOTAL	$ 523,741,000,000	$ 17,105	$ 522,996,000,000